TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION [Abstract]
TAXATION
18.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2020, 2021 and 2022. Garena Online was granted an additional five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2017, with another five-year extension commencing from January 1, 2022, which grant a concessionary tax rate of 10% from January 1, 2017 to December 31, 2021 and 10.5% from January 1, 2022 to December 31, 2026 on qualifying income, subject to certain terms and conditions imposed by the EDB.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

Domestic statutory corporate income tax rate in Indonesia was reduced from 25% to 22% with effect from the financial year 2020.

In March 2021, the Philippines reduced its corporate income tax rate from 30% to 25%, effective retroactively from July 1, 2020.

Income tax expense comprises:

	Year ended December 31,
	2020 $	2021 $	2022 $

Current income tax	117,649	289,998	272,070
Deferred tax	(27,451)	(975)	(140,553)
Withholding tax expense	51,442	43,842	36,878
	141,640	332,865	168,395

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020 $	2021 $	2022 $

Loss before income tax and share of results of equity investees	(1,483,238)	(1,715,184)	(1,500,533)

Tax expense computed at tax rate of 17%	(252,150)	(291,581)	(255,091)
Changes in valuation allowance	403,329	828,141	389,129
Non-deductible expenses	9,554	19,569	28,397
Effect of concessionary tax rate and tax reliefs	(82,951)	(183,962)	(117,558)
Withholding tax expense	51,442	43,842	36,878
Foreign earnings at different tax rates	15,103	(82,388)	85,204
Others	(2,687)	(756)	1,436
	141,640	332,865	168,395

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2021 $	2022 $
Deferred tax assets
Property and equipment	3,290	11,039
Deferred revenue	145,003	93,163
Unutilized tax losses and unused capital allowances	1,690,773	2,049,196
Provision and accrued expenses	28,807	58,650
Allowance for credit losses	13,012	41,002
Others	7,811	19,844
Valuation allowance	(1,768,957)	(2,013,288)
Total deferred tax assets	119,739	259,606

Deferred tax liabilities
Property and equipment	(6,949)	(14,456)
Intangible assets	(1,174)	(1,292)
Deferred channel costs	(13,783)	(7,111)
Others	(1,070)	(1,488)
Total deferred tax liabilities	(22,976)	(24,347)
Net deferred tax assets	96,763	235,259

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $1,671,044, $3,473,098 and $2,661,916 as of December 31, 2020, 2021 and 2022, respectively. The tax losses of $2,661,916 as of December 31, 2022 will expire from 2023 to 2042.

The utilization of deferred tax assets recognized by the Group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2022, no deferred tax liability has been recognised on the undistributed earnings of its foreign subsidiaries as the Company either intends to permanently reinvest the undistributed earnings to fund its future operations or no withholding tax is imposed on the remittance of undistributed earnings in certain jurisdiction.